UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Mid-Cap Core Fund
Schedule of Investments
January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (98.3%)
Aerospace & Defense (0.6%)
L-3 Communications Holdings, Inc.	2,900	$238,786
Precision Castparts Corp.	10,500	933,345

		1,172,131

Air Freight & Couriers (0.2%)
Expeditors International of Washington, Inc.	9,700	414,093

Airlines (1.2%)
Alaska Air Group, Inc.*§	47,600	2,039,660
AMR Corp.*§	6,100	226,005
Continental Airlines, Inc. Class B*§	5,500	228,195

		2,493,860

Auto Components (1.5%)
ArvinMeritor, Inc.	13,300	256,025
BorgWarner, Inc.	35,400	2,426,316
Lear Corp.	12,500	423,250

		3,105,591

Automobiles (0.9%)
Avis Budget Group, Inc.	78,000	1,985,880

Banks (2.4%)
Bank of Hawaii Corp.	24,700	1,293,045
BOK Financial Corp.§	5,100	271,167
Cullen/Frost Bankers, Inc.	28,800	1,541,664
SVB Financial Group*§	42,100	1,963,965

		5,069,841

Beverages (0.6%)
Molson Coors Brewing Co. Class B	16,900	1,365,520

Biotechnology (1.7%)
Cephalon, Inc.*§	34,000	2,461,940
Charles River Laboratories International, Inc.*	5,200	234,000
Invitrogen Corp.*	15,500	949,065

		3,645,005

Chemicals (4.7%)
Albemarle Corp.	26,600	2,074,268
Cabot Corp.	4,800	214,752
FMC Corp.	28,900	2,249,865
Lubrizol Corp.	35,000	1,803,200
Lyondell Chemical Co.	28,300	894,846
Minerals Technologies, Inc.	18,700	1,085,909
Valspar Corp.	54,100	1,524,538

		9,847,378

Commercial Services & Supplies (6.0%)
Alliance Data Systems Corp.*	3,700	251,341
BISYS Group, Inc.*	18,500	236,245
C.H. Robinson Worldwide, Inc.	4,900	259,945
Con-way, Inc.	9,400	467,556
Deluxe Corp.	9,800	293,216
DeVry, Inc.	7,300	205,568
Dun & Bradstreet Corp.	4,100	348,500
Global Payments, Inc.	51,800	1,955,968
Herman Miller, Inc.	47,500	1,786,000
Hewitt Associates, Inc. Class A*	12,700	342,138
Kelly Services, Inc. Class A	50,500	1,566,005
Korn/Ferry International*§	42,700	1,019,676
Manpower, Inc.	26,800	1,954,524

	Number of Shares	Value

COMMON STOCKS
Commercial Services & Supplies
Navigant Consulting, Inc.*	44,800	$930,944
Steelcase, Inc. Class A	45,500	891,345
Valassis Communications, Inc.*	15,200	233,624

		12,742,595

Communications Equipment (1.7%)
Harris Corp.	60,300	3,064,446
Polycom, Inc.*§	14,100	474,042

		3,538,488

Computers & Peripherals (1.4%)
Palm, Inc.*	47,700	659,691
Western Digital Corp.*	120,000	2,352,000

		3,011,691

Construction & Engineering (1.1%)
Granite Construction, Inc.	38,300	2,051,348
Jacobs Engineering Group, Inc.*	3,400	307,870

		2,359,218

Construction Materials (0.1%)
Florida Rock Industries, Inc.	4,900	242,305

Containers & Packaging (0.3%)
Longview Fibre Co.	34,300	719,614

Diversified Financials (5.5%)
A.G. Edwards, Inc.	29,600	1,959,816
AmeriCredit Corp.*§	39,800	1,080,172
CapitalSource, Inc.	60,500	1,681,295
Eaton Vance Corp.	25,000	857,500
First Marblehead Corp.§	15,000	816,000
IndyMac Bancorp, Inc.§	57,700	2,243,954
Nuveen Investments, Inc. Class A	47,400	2,346,300
Raymond James Financial, Inc.	22,100	705,432

		11,690,469

Electric Utilities (5.4%)
Alliant Energy Corp.	32,400	1,177,740
Mirant Corp.*	26,500	905,770
NSTAR§	70,500	2,354,700
OGE Energy Corp.	44,600	1,726,912
Pepco Holdings, Inc.	98,800	2,527,304
PNM Resources, Inc.§	13,700	417,576
Puget Energy, Inc.	89,900	2,207,944

		11,317,946

Electrical Equipment (1.1%)
Energizer Holdings, Inc.*§	11,200	954,576
Thomas & Betts Corp.*	27,800	1,331,342

		2,285,918

Electronic Equipment & Instruments (3.5%)
Amphenol Corp. Class A	6,200	419,864
Avnet, Inc.*	48,600	1,509,030
Plexus Corp.*	34,500	579,600
Roper Industries, Inc.§	26,200	1,360,304
Tech Data Corp.*§	54,500	2,024,130
Vishay Intertechnology, Inc.*	114,500	1,504,530

		7,397,458

Energy Equipment & Services (3.3%)
Helmerich & Payne, Inc.	52,900	1,419,307

	Number of Shares	Value

COMMON STOCKS
Energy Equipment & Services
Patterson-UTI Energy, Inc.§	53,900	$1,301,685
Pride International, Inc.*	62,600	1,803,506
Tidewater, Inc.§	37,500	1,933,875
Unit Corp.*	11,300	547,824

		7,006,197

Food & Drug Retailing (0.7%)
Ruddick Corp.	49,500	1,376,100

Food Products (0.3%)
Corn Products International, Inc.	19,200	657,600

Gas Utilities (1.4%)
MDU Resources Group, Inc.	65,600	1,695,760
UGI Corp.	48,400	1,326,644

		3,022,404

Healthcare Equipment & Supplies (2.4%)
Advanced Medical Optics, Inc.*§	24,700	907,725
Cytyc Corp.*	25,500	737,460
Edwards Lifesciences Corp.*	25,600	1,309,696
Kinetic Concepts, Inc.*§	10,300	506,657
Varian Medical Systems, Inc.*	36,700	1,692,971

		5,154,509

Healthcare Providers & Services (4.4%)
Community Health Systems, Inc.*	17,700	632,775
Covance, Inc.*	12,700	782,955
Health Net, Inc.*	7,900	384,809
Humana, Inc.*	37,200	2,064,600
LifePoint Hospitals, Inc.*§	38,100	1,294,638
Lincare Holdings, Inc.*	54,800	2,156,380
Omnicare, Inc.	9,400	377,786
Universal Health Services, Inc. Class B	10,100	585,093
WellCare Health Plans, Inc.*§	12,600	976,248

		9,255,284

Hotels, Restaurants & Leisure (1.3%)
Bob Evans Farms, Inc.	8,700	295,539
Brinker International, Inc.	74,500	2,350,475

		2,646,014

Household Durables (1.2%)
American Greetings Corp. Class A§	81,400	1,955,228
Blyth, Inc.	26,900	559,251

		2,514,479

Industrial Conglomerates (1.0%)
Teleflex, Inc.	30,700	2,050,146

Insurance (7.6%)
American Financial Group, Inc.	39,950	1,411,034
Axis Capital Holdings, Ltd.	53,900	1,776,005
Brown & Brown, Inc.§	29,500	835,440
Everest Re Group, Ltd.	12,200	1,141,920
First American Corp.	19,000	805,220
Hanover Insurance Group, Inc.	24,400	1,172,420
HCC Insurance Holdings, Inc.	76,800	2,398,464
Ohio Casualty Corp.	11,300	333,802
Protective Life Corp.	13,800	675,234
Reinsurance Group of America, Inc.	10,200	593,130
StanCorp Financial Group, Inc.	46,800	2,239,380

	Number of Shares	Value

COMMON STOCKS
Insurance
W.R. Berkley Corp.	82,050	$2,715,034

		16,097,083

Internet Software & Services (0.4%)
McAfee, Inc.*	31,400	918,764

IT Consulting & Services (0.6%)
Acxiom Corp.	15,000	340,500
SRA International, Inc. Class A*	38,100	963,930

		1,304,430

Machinery (4.6%)
Harsco Corp.	18,300	1,571,604
Joy Global, Inc.	22,000	1,022,340
Kennametal, Inc.	6,400	395,520
Lincoln Electric Holdings, Inc.	33,300	2,023,641
Nordson Corp.	19,800	1,024,056
Oshkosh Truck Corp.	15,800	834,240
Terex Corp.*	3,200	182,048
Timken Co.	69,100	1,976,951
Trinity Industries, Inc.§	15,700	600,525

		9,630,925

Marine (0.4%)
Overseas Shipholding Group, Inc.§	14,000	869,820

Media (0.8%)
Scholastic Corp.*	48,000	1,696,800

Metals & Mining (0.6%)
Steel Dynamics, Inc.	33,400	1,309,614

Multiline Retail (1.1%)
Dollar Tree Stores, Inc.*	73,700	2,318,602

Oil & Gas (3.5%)
Cimarex Energy Co.	20,600	772,088
Forest Oil Corp.*	17,500	558,600
Newfield Exploration Co.*	64,300	2,752,683
Noble Energy, Inc.	7,300	389,893
Pioneer Natural Resources Co.	57,100	2,341,100
Todco*	14,400	498,672

		7,313,036

Paper & Forest Products (1.5%)
Potlatch Corp.	17,600	830,896
Rayonier, Inc.	53,600	2,315,520

		3,146,416

Pharmaceuticals (2.0%)
Medicis Pharmaceutical Corp. Class A§	50,200	1,904,086
Mylan Laboratories, Inc.	10,500	232,470
Perrigo Co.	32,300	558,144
Sepracor, Inc.*§	20,400	1,164,024
Valeant Pharmaceuticals International§	25,000	440,750

		4,299,474

Real Estate (2.0%)
AMB Property Corp.	3,400	206,890
Developers Diversified Realty Corp.	3,200	214,784
iStar Financial, Inc.	23,000	1,153,450
Liberty Property Trust	4,700	243,178
New Century Financial Corp.§	25,500	771,885

	Number of Shares	Value

COMMON STOCKS
Real Estate
New Plan Excel Realty Trust	52,800	$1,537,536

		4,127,723

Road & Rail (2.3%)
J.B. Hunt Transport Services, Inc.	20,900	525,217
Swift Transportation Company, Inc.*	27,500	839,300
Werner Enterprises, Inc.§	69,800	1,326,898
YRC Worldwide, Inc.*§	49,100	2,177,585

		4,869,000

Semiconductor Equipment & Products (3.6%)
Atmel Corp.*	81,300	486,174
Cree, Inc.*§	45,900	705,942
Lam Research Corp.*	58,400	2,675,304
MEMC Electronic Materials, Inc.*	31,000	1,624,400
Micrel, Inc.*	47,600	481,236
Microchip Technology, Inc.	6,000	208,560
Micron Technology, Inc.*	37,400	484,330
MPS Group, Inc.*	67,500	1,011,150

		7,677,096

Software (2.3%)
Cadence Design Systems, Inc.*§	12,100	228,690
Mentor Graphics Corp.*§	77,100	1,434,060
National Instruments Corp.	23,200	668,392
Synopsys, Inc.*	89,500	2,380,700
Wind River Systems, Inc.*§	20,700	205,344

		4,917,186

Specialty Retail (8.1%)
Abercrombie & Fitch Co. Class A	24,900	1,980,546
Aeropostale, Inc.*	25,000	898,500
American Eagle Outfitters, Inc.	35,100	1,136,538
AnnTaylor Stores Corp.*	62,300	2,149,350
Barnes & Noble, Inc.	25,800	1,004,394
Charming Shoppes, Inc.*	145,200	1,905,024
Dick’s Sporting Goods, Inc.*	16,200	834,138
GameStop Corp. Class A*	24,000	1,282,320
PetSmart, Inc.	24,800	757,392
Rent-A-Center, Inc.*	72,000	2,121,120
Ross Stores, Inc.	46,500	1,506,135
United Rentals, Inc.*	57,100	1,470,325

		17,045,782

Tobacco (0.1%)
Universal Corp.	5,100	246,483

Wireless Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	35,500	1,986,225

TOTAL COMMON STOCKS (Cost $202,668,538)		207,862,193

PREFERRED STOCK (0.0%)
Telecommunications (0.0%)
Celletra, Ltd. Series C*†† (Cost $7,000,000)	1,102,524	0

SHORT-TERM INVESTMENTS (11.8%)
State Street Navigator Prime Portfolio§§	24,332,849	24,332,849

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 02/01/07	$477	477,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,809,849)		24,809,849

TOTAL INVESTMENTS AT VALUE (110.1%) (Cost $234,478,387)	232,672,042

LIABILITIES IN EXCESS OF OTHER ASSETS (-10.1%)	(21,283,290)

NET ASSETS (100.0%)	$211,388,752

*	Non-income producing security.
§	Security or a portion thereof is on loan.
††	Restricted security, not readily marketable; security is valued at fair value as determined in good faith, by or under the direction of, the Board of Directors.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value. unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $234,478,387, $9,468,639, $(11,274,984) and $(1,806,345), respectively.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund does not have the right to demand that such securities be registered.

Security	Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value per Share	Percentage of Net Asset Value
Celletra, Ltd. Series C	Preferred Stock	1,102,524	4/5/2000	$7,000,000	$—	$—	0.00%

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007